SCHEDULE OF ENTITIES (Details)	12 Months Ended
Jun. 30, 2023
Dogness (International) Corporation [Member]
Date of Incorporation	Jul. 11, 2016
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding Company
Dogness (Hongkong) Pet's Products Co., Limited [Member]
Date of Incorporation	Mar. 10, 2009
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited [Member]
Date of Incorporation	Jul. 12, 2007
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. [Member]
Date of Incorporation	Oct. 26, 2016
Place of Incorporation	Dongguan, China
% of Ownership	100.00%
Principal Activities	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Date of Incorporation	May 15, 2009
Place of Incorporation	Dongguan, China
% of Ownership	100.00%
Principal Activities	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co Ltd [Member]
Date of Incorporation	Jul. 09, 2009
Place of Incorporation	Zhangzhou, China
% of Ownership	100.00%
Principal Activities	Manufacturing of pet leash products
Dogness Overseas Ltd [Member]
Date of Incorporation	Feb. 08, 2018
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding Company
Dogness Group LLC [Member]
Date of Incorporation	Jan. 23, 2018
Place of Incorporation	Delaware, United States
% of Ownership	100.00%
Principal Activities	Pet products trading
Dogness Intelligence Technology Co., Ltd. [Member]
Date of Incorporation	Jul. 06, 2018	[1]
Place of Incorporation	Guangzhou, China	[1]
% of Ownership	58.00%	[1]
Principal Activities	Research and manufacturing of intelligent pet products	[1]
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Date of Incorporation	Dec. 14, 2018
Place of Incorporation	Dongguan, China
% of Ownership	51.20%
Principal Activities	Developing and expanding pet food market

[1]	Due to the fact that Intelligence Guangzhou has no business activities since the incorporation and Dongguan Jiasheng has not made the capital contribution, in August 2022, the Board approved to sell the Company’s 58% ownership interest in Dogness Intelligence Technology Co., Ltd. to a third party for a nominal price. The transaction was completed on August 10, 2022. Because Intelligence Guangzhou has not commenced any operation since inception, management determined that this disposition did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.